Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Software [Member] Y	Dec. 31, 2012 Building and improvements [Member] Y	Dec. 31, 2012 Machinery and Equipment [Member] Y	Dec. 31, 2012 Solar Energy Systems [Member] Y	Dec. 31, 2012 Favorable Energy Credits [Member] Y	Dec. 31, 2012 Customer Sales Backlog and Relationships [Member] Y	Dec. 31, 2012 Trade Names [Member] Y	Dec. 31, 2012 Developed Technology Rights [Member] Y	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Minimum [Member] Solar Energy [Member] Percentage of Completion Method [Member]	Dec. 31, 2012 Minimum [Member] Solar Energy [Member] Renewable Energy Credits [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Maximum [Member] Solar Energy [Member] Renewable Energy Credits [Member]	Dec. 31, 2006 Suntech Warrant [Member]
Property, Plant and Equipment [Line Items]
Customer Deposits, Required Refund Period	2 years
Derivative Instruments, Exercisable Period															5 years
Property, Plant and Equipment, Useful Life, Minimum		3	4	1	23
Property, Plant and Equipment, Useful Life, Maximum		6	60	25	30
Finite-Lived Intangible Assets, Useful Life, Minimum						4	1
Finite-Lived Intangible Assets, Useful Life, Maximum						18	6
Finite-Lived Intangible Assets, Useful Life								15	5
Revenue Recognition, Construction Period											3 months
Derivative Instruments, Exercise Period															5 years
Revenue Recogniztion, Contractual Arrangements, Period												5 years		10 years
Lease Term Period										20 years			25 years